Segregated Funds (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Segregated Funds [Abstract]
Guarantees included in insurance contract liabilities	$ 1,886	$ 2,675
Reinsured guarantees	$ 530	$ 980